MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                   May 5, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)
                  --------------------------------


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Mellon Institutional Group of Fixed Income Funds, which includes Standish Mellon Fixed Income Fund, Standish Mellon Investment Grade Bond Fund, Standish Mellon High Yield Bond Fund, Standish Mellon Short-Term Asset Reserve Fund and Standish Mellon Short-Term Fixed Income Fund, (2) Standish Mellon Group of Global Fixed Income Funds, which includes Standish Mellon International Fixed Income Fund, Standish Mellon International Fixed Income Fund II and Standish Mellon Global Fixed Income Fund, and (3) Standish Mellon Crossover Bond Fund, Standish Mellon Opportunistic High Yield Fund and Standish Mellon Opportunistic Emerging Markets Debt Fund, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 113 (amendment No. 117 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-04-000730). Post-Effective Amendment No. 113 was filed electronically with the Securities and Exchange Commission on April 29, 2004 with an effective date of May 1, 2004.

         If you have any questions or comments concerning this filing, please contact Charles. F. McCain, Esq., counsel to the Trust, at (617) 526-6276 (collect).

                                   Very truly yours,
                                   Mellon Institutional Funds Investment Trust


                                   /s/ Denise B. Kneeland
                                   ----------------------
                                   Denise B. Kneeland
                                   Assistant Vice President


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